Related Party Balances and Transactions - Schedule of Related Party (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Libra Sciences Limited (Note b)	$ 519,002		$ 522,192
Allowance for credit loss	(519,002)		(522,192)
Total
Amounts due to related parties, Current	79,395		79,644
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	79,180		79,180
Ian Huen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Current	215		464
Jurchen Investment Corporation [Member]
Convertible notes to a related party — Current
Amounts due to related parties, Non-current	3,374,500		$ 3,238,500
Interest expenses	$ 136,000	$ 136,000